SCHEDULE PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income tax payable			$ 33,986	$ 107,718
Income tax payable	$ 1,338	$ 1,813		$ 33,999